Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2007
Debt Instrument [Line Items]
Long-term debt	$ 220,355	$ 234,260
Less current portion	181,251	39,557
Noncurrent portion of long-term debt	39,104	194,703
Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent
Debt Instrument [Line Items]
Long-term debt	168,000	168,000	168,000
Notes One Point Fifty Percent
Debt Instrument [Line Items]
Long-term debt	26,703	39,758
Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent
Debt Instrument [Line Items]
Long-term debt	25,652	23,937
Notes Three Point Ninety Five Percent
Debt Instrument [Line Items]
Long-term debt		1,790
Unsecured Term Loan LIBOR Plus Two Percent
Debt Instrument [Line Items]
Long-term debt		$ 775